THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $736,992 (000))
COMMON STOCK — 57.8%

	Shares	Fair Value (000)

BRAZIL — 0.9%
Banco do Brasil	368,400	$3,758
Vale	193,800	2,842

		6,600

CANADA — 2.4%
Barrick Gold	1,035,149	17,898

CHINA — 0.5%
Weichai Power, Cl H	2,553,000	3,764

FRANCE — 2.0%
Legrand	36,654	3,672
Safran	66,030	10,960

		14,632

JAPAN — 8.6%
Astellas Pharma	451,600	6,604
Chiba Bank	87,700	616
Concordia Financial Group	136,800	625
Electric Power Development	37,900	599
ENEOS Holdings	165,600	600
Hankyu Hanshin Holdings	18,000	597
Hitachi	58,600	3,830
Idemitsu Kosan	27,900	588
ITOCHU	14,800	598
Japan Exchange Group	545,000	9,483
KDDI	19,000	559
Kuraray	59,400	597
Lion	60,500	578
MEIJI Holdings	24,400	564
Mitsubishi HC Capital	92,600	612
Mizuho Financial Group	35,600	602
Nintendo	83,000	3,763
Nippon Electric Glass	32,200	584
Nippon Steel	27,100	618
Nippon Telegraph & Telephone	500,200	573
Obayashi	65,700	607
Ono Pharmaceutical	32,100	587

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

JAPAN — (continued)
Osaka Gas	37,900	$596
Panasonic Holdings	311,500	3,854
Resona Holdings	112,400	612
Rohto Pharmaceutical	26,600	566
SCSK	35,900	596
Sekisui House	28,000	571
Shin-Etsu Chemical	114,600	3,769
Shionogi	13,900	580
Shizuoka Financial Group	74,900	625
Skylark Holdings	44,900	581
SoftBank	52,600	583
Square Enix Holdings	12,400	574
Subaru	204,500	3,862
Sumitomo	27,500	589
Sumitomo Forestry	23,700	571
Sumitomo Mitsui Financial Group	98,200	4,621
Takashimaya	41,700	606
Takeda Pharmaceutical	18,900	577
TIS	22,800	577
Tobu Railway	22,700	600
Toray Industries	104,100	582
Tosoh	45,700	596
Yakult Honsha	9,200	511
Yamada Holdings	189,900	573
Yamato Kogyo	13,100	625
Zenkoku Hosho	16,500	579

		63,360

NETHERLANDS — 2.2%
Adyen*	5,787	10,752
Shell	175,149	5,389

		16,141

SOUTH KOREA — 1.4%
Samsung Electronics	192,342	10,533

UNITED KINGDOM — 2.3%
AstraZeneca	83,460	11,981
Tesco	1,607,753	5,323

		17,304

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — 37.5%
Abbott Laboratories	115,481	$12,857
Alphabet, Cl C*	32,066	4,268
Booking Holdings*	1,391	4,132
Broadcom	4,347	3,907
Chipotle Mexican Grill, Cl A*	3,242	6,362
Colgate-Palmolive	163,351	12,457
Comcast, Cl A	88,075	3,986
Crowdstrike Holdings, Cl A*	122,548	19,811
Dexcom*	28,035	3,492
Electronic Arts	57,811	7,882
Elevance Health	30,332	14,305
Energy Transfer	574,620	7,636
EOG Resources	47,180	6,253
Fortinet*	92,873	7,218
Gartner*	10,348	3,659
JPMorgan Chase	25,011	3,951
Liberty Media -Liberty Formula One, Cl C*	332,260	24,122
Mastercard, Cl A	9,336	3,681
McDonald’s	6,285	1,843
Medtronic	99,407	8,724
Merck	67,909	7,243
Meta Platforms, Cl A*	12,040	3,836
Newmont	397,668	17,068
Nexstar Media Group, Cl A	30,111	5,623
NVIDIA	8,875	4,147
Philip Morris International	349,101	34,813
Salesforce*	33,115	7,451
West Pharmaceutical Services	9,739	3,584
World Wrestling Entertainment, Cl A	233,149	24,481
Wynn Resorts	67,228	7,326

		276,118

TOTAL COMMON STOCK
(Cost $412,439) (000)		426,350

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

ASSET-BACKED SECURITY — 2.1%

	Face Amount (000)	Fair Value (000)

UNITED STATES — 2.1%
Jonah Energy, Ser 2022-1, Cl A1 7.200%, 12/10/37(A)	$ 15,617	$15,296
TOTAL ASSET-BACKED SECURITIES

(Cost $15,410) (000)		15,296

PREFERRED STOCK — 1.7%

	Shares
UNITED STATES — 1.7%
AGNC Investment, 6.125%	321,165	6,822
Annaly Capital Management, 10.531%	213,575	5,433

TOTAL PREFERRED STOCK
(Cost $10,630) (000)		12,255

U.S. TREASURY OBLIGATIONS — 36.0%

	Face Amount (000)
U.S. Treasury Bills 6.325%, 08/10/23(B)	$ 33,000	$32,957
5.304%, 09/19/23(B)	46,100	45,770
5.296%, 10/05/23(B)	55,500	54,973
5.281%, 09/28/23(B)	46,200	45,807
5.159%, 08/17/23(B)	55,700	55,570
U.S. Treasury Bonds 3.685%, 05/15/51(B)	45,400	15,240
3.682%, 08/15/51(B)	45,500	15,197

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $267,371) (000)		265,514

TOTAL INVESTMENTS — 97.6%
(Cost $705,850) (000)		$719,415

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2023, the value of these securities amounted $15,296 (000) and represented 2.1% of net assets.

(B)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

Open futures contracts held by the Fund at July 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
Euro-Bund	411	Sep-2023	$59,350	$60,102	$(646)
Gold	205	Dec-2023	41,054	41,189	135
U.S. 2-Year Treasury Note	363	Sep-2023	74,796	73,700	(1,096)
U.S. 10-Year Treasury Note	599	Sep-2023	68,024	66,732	(1,292)

			243,224	241,723	(2,899)
Short Contracts
Euro STOXX 50	(37)	Sep-2023	$(1,842)	$(1,829)	$(25)
FTSE 100 Index	(19)	Sep-2023	(1,852)	(1,875)	(60)
Russell 2000 Index E-MINI	(37)	Sep-2023	(3,642)	(3,725)	(83)

			(7,336)	(7,429)	(168)

			$235,888	$234,294	$(3,067)

Open centrally cleared swap agreements held by the Fund at July 31, 2023 are as follows:

Credit Default Swap

Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Depreciation (000)

CDX HY CDSI S39 5Y PR	Buy	5.00%	Quarterly	12/20/27	$80,487	$(3,519)	$(1,683)	$(1,836)

						$(3,519)	$(1,683)	$(1,836)

Open OTC swap agreements held by the Fund at July 31, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	** GSCHDIS5 INDEX	Total Return	SOFR - 0.32%	N/A	05/28/26	USD	$20,497	$(3,389)	$–	$(3,389)
Goldman Sachs	** GSCHEMBA INDEX	SOFR +0.98%	Total Return	N/A	10/24/25	USD	16,005	(454)	–	(454)
Goldman Sachs	** GSCHLAT2 INDEX	SOFR +0.85%	Total Return	N/A	10/21/25	USD	12,411	2,066	–	2,066
Goldman Sachs	^^ GSISTBA1 INDEX	Total Return*	Total Return*	N/A	10/27/23	USD	152,300	(731)	–	(731)

							$201,213	$(2,508)	$–	$(2,508)

* The Fund pays or receives the excess return based on the return calculated by changes in the index level relative to the reference entity.

** The following tables represent the individual underlying components comprising the Total Return Swaps at July 31, 2023. All underlying notionals are in U.S. Dollar.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHDIS5 Index
	41,778	Archer Aviation Inc	$(226,182)	$(37,404)	1.10%
	3,515	Wayfair Inc	(220,187)	(36,413)	1.07
	23,322	SoFi Technologies Inc	(214,816)	(35,525)	1.05
	8,353	Rivian Automotive Inc	(185,727)	(30,714)	0.91
	1,333	Reata Pharmaceuticals Inc	(177,555)	(29,363)	0.87
	2,157	Coinbase Global Inc	(171,106)	(28,296)	0.83
	11,142	Carnival Corp	(168,865)	(27,926)	0.82
	1,152	Chart Industries Inc	(168,811)	(27,917)	0.82
	4,557	Unity Software Inc	(168,042)	(27,790)	0.82
	8,325	Twist Bioscience Corp	(163,005)	(26,956)	0.80
	14,843	Enviva Inc	(160,837)	(26,598)	0.78
	15,139	Plug Power Inc	(159,781)	(26,423)	0.78
	8,588	Norwegian Cruise Line Holdings Ltd	(152,472)	(25,215)	0.74
	6,698	Samsara Inc	(150,545)	(24,896)	0.73
	14,341	Robinhood Markets Inc	(148,360)	(24,535)	0.72
	9,031	Palantir Technologies Inc	(144,136)	(23,836)	0.70
	658	Tesla Inc	(141,557)	(23,410)	0.69
	7,576	Neogen Corp	(141,330)	(23,372)	0.69
	19,782	Transocean Ltd	(140,039)	(23,159)	0.68
	4,406	Guardant Health Inc	(138,301)	(22,871)	0.67
	2,100	Block Inc	(136,042)	(22,498)	0.66
	3,541	ATI Inc	(135,818)	(22,461)	0.66
	118,601	Invitae Corp	(135,479)	(22,404)	0.66
	3,550	Coherent Corp	(135,249)	(22,366)	0.66
	3,727	Global-e Online Ltd	(135,067)	(22,336)	0.66
	5,273	DraftKings Inc	(134,805)	(22,293)	0.66
	15,334	CareDx Inc	(134,578)	(22,256)	0.66
	31,517	Hanesbrands Inc	(133,614)	(22,096)	0.65
	8,264	NOV Inc	(133,490)	(22,076)	0.65
	5,276	AZEK Co Inc/The	(132,420)	(21,899)	0.65
	10,957	Accolade Inc	(132,390)	(21,894)	0.65
	88,427	OPKO Health Inc	(132,310)	(21,880)	0.65
	3,380	Catalent Inc	(131,927)	(21,817)	0.64
	526	Lithia Motors Inc	(131,397)	(21,729)	0.64
	9,126	Bloom Energy Corp	(131,116)	(21,683)	0.64
	5,454	Teladoc Health Inc	(130,614)	(21,600)	0.64
	14,541	Newell Brands Inc	(130,543)	(21,588)	0.64
	11,804	AdaptHealth Corp	(130,470)	(21,576)	0.64
	1,996	Kaiser Aluminum Corp	(130,380)	(21,561)	0.64
	1,623	Stanley Black & Decker Inc	(129,608)	(21,434)	0.63
	1,396	Floor & Decor Holdings Inc	(128,977)	(21,329)	0.63
	1,286	Digital Realty Trust Inc	(128,921)	(21,320)	0.63
	3,280	Moelis & Co	(128,842)	(21,307)	0.63
	7,815	Verve Therapeutics Inc	(128,815)	(21,302)	0.63
	1,277	BILL Holdings Inc	(128,758)	(21,293)	0.63
	8,750	Stratasys Ltd	(127,615)	(21,104)	0.62
	3,257	Tenable Holdings Inc	(127,493)	(21,084)	0.62
	2,253	Black Knight Inc	(127,449)	(21,076)	0.62

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHDIS5 Index
	974	Zscaler Inc	$(125,662)	$ (20,781)	0.61%
	620	ICON PLC	(125,392)	(20,736)	0.61

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHEMBA Index
	5,062	POSCO Holdings Inc	$1,060,165	$ (30,056)	6.62%
	2,021,696	United Laboratories International Holdings Ltd/The	672,821	(19,075)	4.20
	2,741,419	CRRC Corp Ltd	628,244	(17,811)	3.93
	391,908	Powertech Technology Inc	573,495	(16,259)	3.58
	5,076,702	Metallurgical Corp of China Ltd	531,537	(15,069)	3.32
	719,095	Cia Paranaense de Energia	527,885	(14,966)	3.30
	145,558	Coca-Cola Femsa SAB de CV	512,073	(14,517)	3.20
	826,725	Shanghai Industrial Holdings Ltd	510,522	(14,473)	3.19
	240,204	Bangkok Bank PCL	503,108	(14,263)	3.14
	410,545	Metalurgica Gerdau SA	495,690	(14,053)	3.10
	1,039,992	Tianneng Power International Ltd	483,887	(13,718)	3.02
	2,992,816	People’s Insurance Co Group of China Ltd/The	478,021	(13,552)	2.99
	2,979,803	China Minsheng Banking Corp Ltd	472,759	(13,403)	2.95
	39,911	Samsung Securities Co Ltd	467,416	(13,251)	2.92
	2,954,116	Agricultural Bank of China Ltd	446,590	(12,661)	2.79
	2,203,713	China CITIC Bank Corp Ltd	442,627	(12,549)	2.77
	937,558	CITIC Ltd	438,730	(12,438)	2.74
	196,735	BNK Financial Group Inc	433,855	(12,300)	2.71
	205,731	EDP - Energias do Brasil SA	431,581	(12,235)	2.70
	122,863	Industrial Bank of Korea	416,440	(11,806)	2.60
	2,666,750	Chongqing Rural Commercial Bank Co Ltd	410,270	(11,631)	2.56
	2,635,980	Bank of China Ltd	406,945	(11,537)	2.54
	3,202,593	China Everbright Bank Co Ltd	396,904	(11,252)	2.48
	814,928	PICC Property & Casualty Co Ltd	396,147	(11,231)	2.48
	24,758	Korea Investment Holdings Co Ltd	394,545	(11,185)	2.47
	814,350	PTT Global Chemical PCL	392,848	(11,137)	2.45
	14,273	KT&G Corp	384,602	(10,904)	2.40
	1,867,452	Industrial & Commercial Bank of China Ltd	379,078	(10,747)	2.37
	40,755	Samsung Card Co Ltd	378,915	(10,742)	2.37
	17,651	CJ Corp	373,130	(10,578)	2.33
	1,045,135	AMMB Holdings Bhd	372,859	(10,571)	2.33
	5,473	Shinsegae Inc	341,373	(9,678)	2.13
	44,127	Seegene Inc	335,410	(9,509)	2.10
	637,127	Alpek SAB de CV	274,944	(7,795)	1.72
	318,531	Indo Tambangraya Megah Tbk PT	239,216	(6,782)	1.49

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHLAT2 Index
	463,863	Petroleo Brasileiro SA	$ 2,487,279	$ 165,025	20.04%
	144,538	Banco do Brasil SA	1,200,532	79,653	9.67
	524,282	Itausa SA	887,383	58,876	7.15
	116,277	Gerdau SA	586,212	38,894	4.72
	390,060	Fibra Uno Administracion SA de CV	479,402	31,807	3.86
	153,858	Banco Bradesco SA	393,805	26,128	3.17
	50,906	Coca-Cola Femsa SAB de CV	351,523	23,323	2.83
	42,865	Arca Continental SAB de CV	351,276	23,306	2.83
	108,853	Natura & Co Holding SA	342,779	22,743	2.76
	115,223	Vibra Energia SA	340,198	22,571	2.74
	144,627	Cia Energetica de Minas Gerais	315,835	20,955	2.54
	121,129	Banco del Bajio SA	302,066	20,041	2.43
	40,154	Empresas Copec SA	250,805	16,640	2.02
	490,533	Alfa SAB de CV	246,091	16,328	1.98
	40,718	Qualitas Controladora SAB de CV	245,110	16,262	1.97
	74,445	Ultrapar Participacoes SA	242,383	16,082	1.95
	131,623	Cencosud SA	230,349	15,283	1.86
	70,804	JBS S/A	229,186	15,206	1.85
	70,667	Embraer SA	225,454	14,958	1.82
	35,009	Transmissora Alianca de Energia Eletrica S/A	217,229	14,413	1.75
	7,837	Banco de Credito e Inversiones SA	191,682	12,718	1.54
	83,361	Falabella SA	187,719	12,455	1.51
	95,351	Orbia Advance Corp SAB de CV	176,951	11,740	1.43
	108,194	Empresas CMPC SA	173,909	11,538	1.40
	105,658	Cia Paranaense de Energia	152,245	10,101	1.23
	64,003	Metalurgica Gerdau SA	151,683	10,064	1.22
	60,197	Cia Siderurgica Nacional SA	143,597	9,527	1.16
	19,076	CPFL Energia SA	117,642	7,805	0.95
	65,843	BRF SA	110,763	7,349	0.89
	26,479	EDP - Energias do Brasil SA	109,032	7,234	0.88
	1,754,784	Cia Sud Americana de Vapores SA	108,157	7,176	0.87
	25,633	Bradespar SA	103,781	6,886	0.84
	52,538	Caixa Seguridade Participacoes S/A	97,708	6,483	0.79
	737,381	Colbun SA	94,799	6,290	0.76
	40,986	Embotelladora Andina SA	91,707	6,085	0.74
	18,883	Braskem SA	82,668	5,485	0.67
	98,960	Raizen SA	70,956	4,708	0.57
	19,968	Neoenergia SA	67,285	4,464	0.54
	5,926	Banco Itau Chile SA	56,372	3,740	0.45
	149,597	Via SA	55,694	3,695	0.45
	43,599	Locaweb Servicos de Internet SA	55,684	3,694	0.45
	30,171	Marfrig Global Foods SA	38,586	2,560	0.31
	37,840	Alpek SAB de CV	32,052	2,127	0.26
	14,923	Qualicorp Consultoria e Corretora de Seguros SA	11,034	732	0.09
	490,533	Controladora AXTEL SAB DE CV	4,792	318	0.04

^^ The following tables represent the individual underlying components comprising the Excess Return Swaps at July 31, 2023. All underlying notionals are in U.S. Dollar.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2023 (Unaudited)

	Description	Notional Amount	Fair Value	Percentage of Basket
GSISTBA1 Index
	FNMA 30y 5.5% Oct 23	$ 76,088,961	$ (365,317)	49.96%
	FNMA 30y 3% Oct 23	76,210,800	(365,902)	50.04

Cl — Class

EUR — Euro

FNMA — Fannie Mae

FTSE — Financial Times Stock Exchange

Ser — Series

USD — U.S. Dollar

At July 31, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

U.S. Treasury Obligation	36.9%

Communication Services	11.2%

Health Care	9.9%

Information Technology	8.2%

Consumer Staples	7.4%

Financials	7.4%

Materials	6.3%

Energy	5.0%

Consumer Discretionary	4.0%

Industrials	3.5%

Utilities	0.2%

100.0%

CHI-QH-001-1600